10-Q Employee benefit plans - Narrative (Details) $ in Millions	Jun. 01, 2023 USD ($)
Qualified plan | Unfunded plan | Other postretirement benefits
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Defined Benefit Plan, Benefit Obligation Transferred in Connection with Spinoff	$ 1.5